Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease expense	$ 109	$ 104	$ 440	$ 412
Finance lease expense
Amortization on ROU assets	9	35	55	192
Interest on lease liabilities	1	11	14	59
Short-term lease expense	15	15	61	86
Total lease expense	$ 134	$ 165	$ 570	$ 749